Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash	R$ 287,491	R$ 277,500
Cash equivalents	4,097,838	6,585,184
Total	4,385,329	6,862,684
Repurchase agreements	2,742,731	6,225,547
Private securities	0	0
Bank certificates of deposit	301,632	348,318
Time deposits	154,514	1,307
Other	3,888	10,012
Cash equivalents	R$ 4,097,838	R$ 6,585,184